Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital [Abstract]
Disclosure of classes of share capital
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2017	52,808	299,815
Issued pursuant to Public Offering	25,645	162,324
Issued pursuant to exercise of warrants	85	297
Issued pursuant to exercise of derivative liability warrants (note 10)	4,020	29,953
Issued pursuant to exercise of stock options	1,494	6,811
Balance as at December 31, 2017	84,052	499,200

Balance as at January 1, 2016	32,287	261,645
Issued pursuant to Bought Deal public offering	12,778	19,574
Issued pursuant to ATM Facilities	3,445	7,821
Issued pursuant to June 22, 2016 private placement	3,000	5,871
Issued pursuant to exercise of warrants	1,001	2,852
Issued pursuant to exercise of derivative liability warrants (note 10)	257	1,852
Issued pursuant to exercise of stock options	40	200
Balance as at December 31, 2016	52,808	299,815

Disclosure of warrants issued
Issued

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2017	1,257	971
Warrants exercised	(85)	(65)
Balance as at December 31, 2017	1,172	906

Balance as at January 1, 2016	1,368	1,297
Issued pursuant to June 22, 2016 private placement	1,050	769
Warrants exercised	(1,001)	(947)
Warrants expired	(160)	(148)
Balance as at December 31, 2016	1,257	971

Disclosure of outstanding warrants
A summary of the outstanding warrants as at December 31, 2017 is presented below:

Expiry date	Number (in thousands)	Weighted average exercise price $
Exercisable in CA$
June 26, 2018 (CA$2.50)	190	1.99
December 31, 2018 (CA$2.00)	14	1.59
	204	1.97
Exercisable in US$
June 22, 2018	968	2.77
February 14, 2019 (note 10)	1,848	3.22
December 28, 2021 (note 10)	3,523	3.00
	6,543	3.00

Disclosure of number and weighted average exercise prices of share options
A summary of the stock options outstanding as at December 31, 2017 and 2016 and changes during the years ended on those dates is presented below:

	2017		2016
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	4,052	3.74	2,713	4.00
Granted pursuant to Stock Option Plan	2,729	5.44	1,470	3.43
Granted pursuant to Section 613(c) of TSX manual	—	—	200	3.66
Exercised	(1,494)	3.42	(40)	3.50
Expired	—	—	(70)	7.00
Cancelled	—	—	(26)	3.50
Forfeited	(423)	3.54	(195)	3.94
Outstanding – End of year	4,864	4.80	4,052	3.74
Options exercisable – End of year	2,834	4.25	2,857	3.88

Disclosure of stock options granted
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2017 and 2016 is presented below:
Year ended December 31, 2017

Grant date	Grant price US$	Grant price CA$	Number
January 20, 2017 - New Director (3)	2.74	3.65	10
January 27, 2017 - Employee (4)	3.02	3.96	25
February 9, 2017 - Chief Executive Officer (6)	3.20	4.21	1,050
February 9, 2017 - Officers(4)	3.20	4.21	747
February 9, 2017 - Employees (4)	3.20	4.21	89
February 16, 2017 - Directors (3)	3.62	4.73	50
April 26, 2017 - Officer (5)	6.95	9.45	50
April 26, 2017 - Employees (5)	6.95	9.45	183
April 26, 2017 - Directors (5)	6.95	9.45	100
June 23, 2017 - New Director (3)	6.40	8.48	50
July 5, 2017 - New Officer (5)	6.24	8.10	280
September 20, 2017 - New Employees (5)	6.19	7.59	60
October 25, 2017 - New Employee (5)	5.72	7.30	5
November 20, 2017 - New Employees (5)	5.13	6.56	30
			2,729

Year ended December 31, 2016

Grant Date	Grant price US$	Grant Price CA$	Number
March 23, 2016 - Directors (1)	3.00	3.96	60
March 30, 2016 - Officers (1)	3.02	3.91	180
March 30, 2016 - Employees (1)	3.02	3.91	40
March 31, 2016 - Officers (1)	2.90	3.76	40
June 17, 2016 - Officer (2)	2.48	3.20	1,000
July 12, 2016 - Officer (2)	3.05	4.00	100
July 21, 2016 - Officer (2)	3.03	3.95	40
December 14, 2016 - New Director (3)	2.78	3.65	10
			1,470

1.	These options vest in equal amounts over 12 months and are exercisable for a term of five years.

2.	These options vest in equal amounts over 36 months and are exercisable for a term of five years.

3.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years.

4.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

5.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

6.	One quarter of the options vested immediately, with the remainder of the options vesting each month in equal amounts over a period of 36 months and are exercisable for a term of ten years.

Disclosure of weighted average assumptions used to estimate fair values of options granted
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2017	2016
Annualized volatility	74%	74%
Risk-free interest rate	1.31%	0.60%
Expected life of options in years	6.6 years	4.0 years
Estimated forfeiture rate	25.5%	16.9%
Dividend rate	0.0%	0.0%
Exercise price	$4.12	$2.68
Market price on date of grant	$4.12	$2.68
Fair value per common share option	$2.79	$1.47

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information on stock options outstanding as at December 31, 2017:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.20 - 3.96	882	4.08	741
4.00 - 4.73	3,212	6.36	1,983
5.19 - 6.56	62	5.95	32
7.30 - 7.59	65	9.73	—
8.10 - 8.48	330	9.50	25
9.45	313	9.32	53
	4,864	6.39	2,834